Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

On December 22, 2017 the “Tax Cuts and Jobs Act” (TCJA) was signed into law, lowering the corporate tax rate from 35% to 21%, which will provide a significant tax benefit in 2018 and beyond. However, net income for 2017 was adversely impacted. Under ASC 740, Income Taxes, Unity was required to adjust its deferred income tax balances as of the enactment date to reflect a rate of 21%. This adjustment resulted in a $1.7 million increase in income tax expense and is included in the line "Federal - deferred provision" in the table below.

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2017	2016
Federal - current provision	$7,003	$6,352
Federal - deferred provision	1,702	73
Total federal provision	8,705	6,425
State - current provision	991	795
State - deferred (benefit) provision	(156)	37
Total state provision	835	832
Total provision for income taxes	$9,540	$7,257

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2017	2016
Federal income tax provision at statutory rate	$7,852	$7,162
Increases (Decreases) resulting from:
Stock option and restricted stock	(428)	—
Bank owned life insurance	(164)	(132)
Tax-exempt interest	(56)	(71)
Meals and entertainment	22	21
Captive insurance premium	(295)	—
State income taxes, net of federal income tax effect	543	541
Impact of rate change on deferred tax assets	1,733	—
Other, net	333	(264)
Provision for income taxes	$9,540	$7,257
Effective tax rate	42.5%	35.5%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2017 and 2016 are as follows:

(In thousands)	December 31, 2017	December 31, 2016
Deferred tax assets:
Allowance for loan losses	$3,782	$5,115
Stock-based compensation	434	565
SERP	334	418
State net operating loss	296	123
Deferred compensation	274	324
Depreciation	237	345
Net unrealized security gains	150	110
Commitment reserve	81	74
Lost interest on nonaccrual loans	30	58
OREO Writedowns	14	420
Other	331	85
Gross deferred tax assets	5,963	7,637
Valuation allowance	(296)	(123)
Total deferred tax assets	5,667	7,514
Deferred tax liabilities:
Deferred loan costs	502	624
Interest rate swaps	396	492
Goodwill	341	456
Prepaid Insurance	298	—
Deferred servicing fees	100	327
Bond accretion	13	103
Total deferred tax liabilities	1,650	2,002
Net deferred tax asset	$4,017	$5,512

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

The Company had a $296 thousand and $123 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset at December 31, 2017 and 2016, respectively.  The Company’s state net operating loss carry-forwards totaled approximately $4.2 million at December 31, 2017 and expire between 2030 and 2036.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale, a supplemental retirement plan (SERP) and interest rate swaps.  The after-tax component of each of these is included in other comprehensive income (loss) in shareholders’ equity.  The after-tax component related to securities available for sale was an unrealized loss of $335 thousand and $161 thousand for 2017 and 2016, respectively.  The after-tax component related to the SERP was an unrealized loss of $341 thousand for 2017, compared to $391 thousand in 2016. The after-tax component related to the interest rate swaps was an unrealized gain of $882 thousand for 2017, compared to an unrealized gain of $712 thousand in the prior year.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2017 and 2016.  The Company does not have an accrual for uncertain tax positions as of December 31, 2017 or 2016, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2013 and thereafter are subject to future examination by tax authorities.